LONG TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LONG TERM DEBT
Long-term debt, related parties
Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	$661
Amount forgiven	(454)
Total Interest accrued through December 31, 2020	29
Balance outstanding at December 31, 2020	$236
Exchange for Series F-2 Preferred Stock	(85)
Interest accrued through June 30, 2021	7
Balance outstanding at June 30, 2021	$158
Salary	$337
Bonus	675
Interest on compensation	528
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	$1,621
Amount forgiven	(1,302)
Total Interest accrued through December 31, 2020	45
Balance outstanding at December 31, 2020	$364
Exchange for Series F-2 Preferred Stock	(100)
Interest accrued through June 30, 2021	7
Balance outstanding at June 30, 2021	$271

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	$661
Amount forgiven during the quarter ended September 30, 2018	(454)
Promissory note dated September 4, 2018	$207
Interest accrued through December 31, 2019	17
Balance outstanding at December 31, 2019	$224
Interest accrued through December 31, 2020	12
Balance outstanding at December 31, 2020	$236
For Dr. Cartwright:
Salary	$337
Bonus	675
Interest on compensation	59
Loans to Company	528
Interest on loans	22
Total outstanding prior to exchange	$1,621
Amount forgiven during the quarter ended September 30, 2018	(1,302)
Promissory note dated September 4, 2018	$319
Interest accrued through December 31, 2019	26
Balance outstanding at December 31, 2019	$345
Interest accrued through December 31, 2020	19
Balance outstanding at December 31, 2020	$364

Long-term debt, related parties debt obligations
2021	$-
2022	-
2023	462
2024	43
2025	43
Thereafter	31
Totals	$579

Year	Amount
2021	$-
2022	200
2023	215
Totals	$415